SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 17, 2022	Dec. 31, 2019
Subsequent Event [Line Items]
Purchase price for acquisition				$ 3,472	$ 2,089	$ 4,022	$ 4,061
Number of shares granted						42,288,769
Unvested stock units (in shares)			10,139,127
Units accelerated and vested (in shares)		2,490,532
Class D Management Incentive Units
Subsequent Event [Line Items]
Number of shares granted				0		42,288,769
Unvested stock units (in shares)		7,648,595		7,648,595		10,278,486	394,669			6,136,479
Units accelerated and vested (in shares)			89,359			29,036,941	5,741,810
Subsequent Event | Class D Management Incentive Units
Subsequent Event [Line Items]
Unvested stock units (in shares)	7,648,596
Subsequent Event | TCW Agreement
Subsequent Event [Line Items]
Prepayment amount	$ 40,000								$ 50,000
Debt amount prepaid	$ 40,000
Prepayment fee (in percent)	3.00%
Prepayment fee on debt	$ 1,200
Subsequent Event | TCW Agreement | Class G units
Subsequent Event [Line Items]
Units to be issued (in shares)								3,600,000
Maximum number of units to be issued after giving effect to the business combination (in shares)								3,000,000
Number of shares granted	3,000,000
Subsequent Event | Metaminds Technologies Pvt. Ltd.
Subsequent Event [Line Items]
Total amount settled including interest	$ 22,336
Purchase price for acquisition	2,000
Shares of New Mondee common stock issued for acquisition	$ 20,000
Subsequent Event | Metaminds Technologies Pvt. Ltd. | Prasad, CEO of Mondee Inc.
Subsequent Event [Line Items]
Percentage of New Mondee common stock to be owned (in percent)	83.00%